OTHER LONG-TERM LIABILITIES (Details) - CNY (¥) ¥ in Thousands	Sep. 30, 2017	Dec. 31, 2016
Other long-term liabilities
Consideration payable for the acquisition of a subsidiary (note 7)	¥ 183,562
Payables for purchase of property and equipment	170,818	¥ 37,126
Accrued interests	86,280	51,112
Deferred government grants	17,471	14,051
Others	23,341	9,417
Total other long-term liabilities	¥ 481,472	¥ 111,706